Other Assets_Details Of Other Assets(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)	[1]
Other Assests Line Items [Line Items]
Other assets		₩ 18,215,608	[1]	₩ 15,749,535	$ 15,764,811
Allowance for impairment
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning		131,055
Beginning	[2]			141,917
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off		(6,035)		(40,047)
Provision (reversal)		9,492		27,120
Others		(5,648)		2,065
Ending		128,864		131,055
Other financial assets
Other Assests Line Items [Line Items]
Other assets		9,147,059		8,133,556
Other financial assets | Other receivables
Other Assests Line Items [Line Items]
Other assets		5,792,814		4,708,910
Other financial assets | Accrued income
Other Assests Line Items [Line Items]
Other assets		1,659,182		1,724,328
Other financial assets | Guarantee deposits
Other Assests Line Items [Line Items]
Other assets		1,146,000		1,182,686
Other financial assets | Domestic exchange settlement debits
Other Assests Line Items [Line Items]
Other assets		531,356		504,899
Other financial assets | Others
Other Assests Line Items [Line Items]
Other assets		129,039		125,380
Other financial assets | Allowance for impairment
Other Assests Line Items [Line Items]
Other assets		(104,629)		(106,275)
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning		106,275
Beginning	[2]			109,899
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off		(5,883)		(38,184)
Provision (reversal)		9,885		32,495
Others		(5,648)		2,065
Ending		104,629		106,275
Other financial assets | Less Present value discount
Other Assests Line Items [Line Items]
Present value discount		(6,703)		(6,372)
Other non financial assets
Other Assests Line Items [Line Items]
Other assets		9,068,549		7,615,979
Other non financial assets | Other receivables
Other Assests Line Items [Line Items]
Other assets		1,294		4,965
Other non financial assets | Prepaid expenses
Other Assests Line Items [Line Items]
Other assets		198,893		205,394
Other non financial assets | Guarantee deposits
Other Assests Line Items [Line Items]
Other assets		4,084		4,529
Other non financial assets | Insurance assets
Other Assests Line Items [Line Items]
Other assets		1,662,016		1,362,877
Other non financial assets | Separate account assets
Other Assests Line Items [Line Items]
Other assets		5,052,804		4,715,414
Other non financial assets | Others
Other Assests Line Items [Line Items]
Other assets		2,173,693		1,347,580
Other non financial assets | Allowance for impairment
Other Assests Line Items [Line Items]
Other assets		(24,235)		(24,780)
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning		24,780
Beginning	[2]			32,018
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off		(152)		(1,863)
Provision (reversal)		(393)		(5,375)
Others		0		0
Ending		₩ 24,235		₩ 24,780

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	Prepared in accordance with IFRS 9.